Significant Accounting Policies - Summary of Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance as of beginning of the period	$ 222
Net current period other comprehensive loss/income	213	$ (207)	$ (186)
Balance as of end of the period	392	222
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance as of beginning of the period	222	387
Net current period other comprehensive loss/income	170	(165)
Balance as of end of the period	$ 392	$ 222	$ 387